Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of standards issued

Effective for accounting periods beginning on or after
Definition of Material – Amendments to IAS 1 and IAS 8	January 1, 2020
Definition of a Business – Amendments to IFRS 3	January 1, 2020
Revised Conceptual Framework for Financial Reporting	January 1, 2020